Expenses	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Expenses	Expenses:

For the years ended December 31	2024	2023
Cost of sales	$2,678,081	$2,797,794
Selling and distribution	583,357	552,693
Administrative expenses	133,672	109,415
Total expenses by function	$3,395,110	$3,459,902
Cost of raw materials and purchased methanol	2,219,459	2,329,856
Ocean freight and other logistics	362,282	357,495
Employee expenses, including share-based compensation	251,149	243,542
Other expenses	176,517	137,179
Cost of sales and operating expenses	3,009,407	3,068,072
Depreciation and amortization	385,703	391,830
Total expenses by nature	$3,395,110	$3,459,902

For the year ended December 31, 2024 we recorded a share-based compensation expense of $24.0 million (2023 - expense of $34.5 million), the majority of which is included in administrative expenses for the total expenses by function presentation above.
Included in cost of sales is $344.9 million (2023 - $466.3 million) of cost of sales which are recognized as sales to Methanex in our Atlas equity investee’s statements of income.